RECEIVABLES (Details 7) - Retail $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Troubled Debt Restructurings
Number of contracts classified as TDRs	622	715	660	765
Pre-modification value	$ 18,149	$ 15,715	$ 17,496	$ 17,472
Post-modification value	$ 16,773	$ 13,765	$ 15,948	$ 15,278
Number of cases in which the court has determined the concession	344	475	411	514
Pre-modification value for cases in which the court has determined the concession	$ 5,857	$ 8,648	$ 7,138	$ 9,298
Post-modification value for cases in which the court has determined the concession	$ 4,826	$ 7,072	$ 5,985	$ 7,616